Investing Pool Expenses (Details) (iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member])	Dec. 31, 2011
iShares S&P GSCI Commodity-Indexed Investing Pool LLC [Member]
Manager's fee accrual rate based on the net asset value of the Investing Pool	0.75%